NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6%
	AEROSPACE & DEFENSE - 0.2%
638	HEICO Corporation	$ 88,950

	APPAREL & TEXTILE PRODUCTS - 0.1%
515	NIKE, Inc.	79,562

	ASSET MANAGEMENT - 0.1%
827	Icahn Enterprises, L.P.	45,477

	BEVERAGES - 0.6%
1,103	Brown-Forman Corporation	82,659
1,346	Coca-Cola Company	72,832
922	Monster Beverage Corporation(a)	84,225
595	PepsiCo, Inc.	88,161
		327,877
	BIOTECH & PHARMA - 1.1%
1,020	Incyte Corporation(a)	85,813
525	Johnson & Johnson	86,489
1,157	Merck & Company, Inc.	89,980
168	Regeneron Pharmaceuticals, Inc.(a)	93,834
555	Seagen, Inc.(a)	87,623
389	Vertex Pharmaceuticals, Inc.(a)	78,434
492	Zoetis, Inc.	91,689
		613,862
	CABLE & SATELLITE - 0.1%
364	Liberty Broadband Corporation (a)	61,214

	CHEMICALS - 0.3%
197	Ecolab, Inc.	40,576
146	Linde plc	42,209
327	Sherwin-Williams Company	89,091
		171,876
	COMMERCIAL SUPPORT SERVICES - 0.7%
157	Cintas Corporation	59,974
534	Republic Services, Inc.	58,745

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
2,401	Rollins, Inc.	$ 82,115
635	Waste Connections, Inc.	75,838
539	Waste Management, Inc.	75,519
		352,191
	DIVERSIFIED INDUSTRIALS - 0.3%
289	3M Company	57,404
384	Illinois Tool Works, Inc.	85,847
		143,251
	E-COMMERCE DISCRETIONARY - 0.2%
26	Amazon.com, Inc.(a)	89,444

	ELECTRICAL EQUIPMENT - 0.5%
664	AMETEK, Inc.	88,644
1,271	Amphenol Corporation	86,949
501	Cognex Corporation	42,109
393	Keysight Technologies, Inc.(a)	60,683
		278,385
	ENTERTAINMENT CONTENT - 0.3%
863	Activision Blizzard, Inc.	82,365
574	Electronic Arts, Inc.	82,558
		164,923
	FOOD - 0.4%
535	Hershey Company	93,186
1,792	Hormel Foods Corporation	85,568
640	McCormick & Company, Inc.	56,525
		235,279
	HOUSEHOLD PRODUCTS - 0.9%
993	Church & Dwight Company, Inc.	84,623
453	Clorox Company	81,499
1,073	Colgate-Palmolive Company	87,289
146	Estee Lauder Companies, Inc.	46,440
641	Kimberly-Clark Corporation	85,753
650	Procter & Gamble Company	87,705
		473,309

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.3%
1,683	Fastenal Company	$ 87,516
199	WW Grainger, Inc.	87,162
		174,678
	INTERNET MEDIA & SERVICES - 0.5%
26	Alphabet, Inc.(a)	63,487
273	Facebook, Inc.(a)	94,925
396	VeriSign, Inc.(a)	90,165
		248,577
	LEISURE FACILITIES & SERVICES - 0.5%
58	Chipotle Mexican Grill, Inc.(a)	89,919
382	McDonald's Corporation	88,238
1,350	Yum China Holdings, Inc.	89,438
		267,595
	MACHINERY - 0.1%
333	IDEX Corporation	73,277

	MEDICAL EQUIPMENT & DEVICES - 2.9%
213	10X Genomics, Inc.(a)	41,710
736	Abbott Laboratories	85,324
633	Agilent Technologies, Inc.	93,564
1,033	Baxter International, Inc.	83,157
101	Bio-Techne Corporation	45,476
215	Cooper Companies, Inc.	85,198
345	Danaher Corporation	92,584
936	Edwards Lifesciences Corporation(a)	96,941
74	IDEXX Laboratories, Inc.(a)	46,735
161	Illumina, Inc.(a)	76,187
102	Intuitive Surgical, Inc.(a)	93,803
345	Medtronic PLC	42,825
65	Mettler-Toledo International, Inc.(a)	90,047
396	ResMed, Inc.	97,621
434	STERIS plc	89,534
168	Stryker Corporation	43,635
215	Teleflex, Inc.	86,385

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.9% (Continued)
178	Thermo Fisher Scientific, Inc.	$ 89,796
191	Waters Corporation(a)	66,012
226	West Pharmaceutical Services, Inc.	81,157
		1,527,691
	RETAIL - CONSUMER STAPLES - 0.2%
226	Costco Wholesale Corporation	89,421

	RETAIL - DISCRETIONARY - 0.3%
278	Home Depot, Inc. (The)	88,651
257	Lululemon Athletica, Inc.(a)	93,798
		182,449
	SEMICONDUCTORS - 0.8%
463	Advanced Micro Devices, Inc.(a)	43,490
576	Maxim Integrated Products, Inc.	60,687
113	Monolithic Power Systems, Inc.	42,200
132	NVIDIA Corporation	105,612
441	Skyworks Solutions, Inc.	84,562
455	Texas Instruments, Inc.	87,497
		424,048
	SOFTWARE - 1.6%
167	Adobe, Inc.(a)	97,801
373	Akamai Technologies, Inc.(a)	43,492
235	ANSYS, Inc.(a)	81,559
423	Cadence Design Systems, Inc.(a)	57,875
1,108	Cerner Corporation	86,601
199	Intuit, Inc.	97,544
333	Microsoft Corporation	90,210
75	ServiceNow, Inc.(a)	41,216
269	Synopsys, Inc.(a)	74,188
187	Tyler Technologies, Inc.(a)	84,593
289	Veeva Systems, Inc., Class A(a)	89,865
		844,944
	TECHNOLOGY HARDWARE - 0.3%
217	Arista Networks, Inc.(a)	78,621

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6% (Continued)
	TECHNOLOGY HARDWARE - 0.3% (Continued)
623	Garmin Ltd.	$ 90,111
		168,732
	TECHNOLOGY SERVICES - 1.7%
306	Accenture plc	90,206
544	Broadridge Financial Solutions, Inc.	87,872
736	Cognizant Technology Solutions Corporation	50,975
1,017	CoStar Group, Inc.(a)	84,228
137	EPAM Systems, Inc.(a)	70,002
843	IHS Markit Ltd.	94,972
243	Mastercard, Inc.	88,717
270	Moody's Corporation	97,840
232	S&P Global, Inc.	95,224
477	Verisk Analytics, Inc.	83,341
385	Visa, Inc.	90,021
		933,398
	TRANSPORTATION & LOGISTICS - 0.3%
546	Expeditors International of Washington, Inc.	69,124
253	JB Hunt Transport Services, Inc.	41,226
234	Old Dominion Freight Line, Inc.	59,389
		169,739
	WHOLESALE - DISCRETIONARY - 0.3%
721	Copart, Inc.(a)	95,050
132	Pool Corporation	60,543
		155,593

	TOTAL COMMON STOCKS (Cost $7,336,015)	8,385,742

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.4%
	EQUITY - 78.4%
29,747	Fidelity Low Volatility Factor ETF	1,402,571
86,487	Fidelity Momentum Factor ETF	4,208,457
28,387	Fidelity Quality Factor ETF	1,402,304
19,026	iShares MSCI USA Min Vol Factor ETF	1,400,504

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 78.4% (Continued)
	EQUITY - 78.4% (Continued)
24,298	iShares MSCI USA Momentum Factor ETF					$ 4,214,002
10,538	iShares MSCI USA Quality Factor ETF					1,400,184
96,181	JPMorgan US Momentum Factor ETF					4,191,568
34,271	JPMorgan US Quality Factor ETF					1,401,684
27,159	SPDR S&P 500 ETF Trust					11,625,683
10,518	SPDR SSGA US Large Cap Low Volatility Index ETF					1,399,946
13,237	Vanguard S&P 500 ETF					5,209,024
32,103	Vanguard US Momentum Factor ETF					4,221,223
						42,077,150

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,373,750)					42,077,150

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 23.8%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.1%
11,853,931	Fidelity Government Money Market Portfolio, Institutional Class, 0.08% (b),(c)					11,853,931
	MONEY MARKET FUNDS - 1.7%
935,958	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.01% (b),(d)					935,958
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,789,889)					12,789,889

Contracts(f)
	INDEX OPTIONS PURCHASED - 4.0%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 3.2%
24	S&P 500 INDEX SPX	GS	12/17/2021	$ 4,300	$ 10,320,000	$ 413,400
11	S&P 500 INDEX SPX	GS	12/17/2021	4,450	4,895,000	101,970
28	S&P 500 INDEX SPX	GS	01/21/2022	4,500	12,600,000	255,360
20	S&P 500 INDEX SPX	GS	03/18/2022	4,550	9,100,000	198,200
37	S&P 500 INDEX SPX	GS	03/18/2022	4,650	17,205,000	244,570
40	S&P 500 INDEX SPX	GS	04/14/2022	4,700	18,800,000	253,000
38	S&P 500 INDEX SPX	GS	05/20/2022	4,750	18,050,000	242,440
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,237,925)					1,708,940

	PUT OPTIONS PURCHASED - 0.8%
3	S&P 500 Index SPX	GS	12/17/2021	$ 3,300	$ 990,000	$ 9,960
27	S&P 500 INDEX SPX	GS	09/17/2021	3,610	9,747,000	49,140

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Contracts(f)
	INDEX OPTIONS PURCHASED - 4.0% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.8% (Continued)
19	S&P 500 INDEX SPX	GS	09/17/2021	$ 3,780	$ 7,182,000	$ 51,775
8	S&P 500 INDEX SPX	GS	12/17/2021	3,075	2,460,000	18,360
9	S&P 500 INDEX SPX	GS	01/21/2022	3,175	2,857,500	31,185
5	S&P 500 INDEX SPX	GS	03/18/2022	3,225	1,612,500	26,900
9	S&P 500 INDEX SPX	GS	03/18/2022	3,450	3,105,000	67,545
10	S&P 500 INDEX SPX	GS	04/14/2022	3,450	3,450,000	85,400
8	S&P 500 INDEX SPX	GS	05/20/2022	3,550	2,840,000	90,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $808,185)					430,465

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,046,110)					2,139,405

	TOTAL INVESTMENTS - 121.8% (Cost $58,545,764)					$ 65,392,186
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $236,354)					(156,405)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.4)%					(11,579,972)
	NET ASSETS - 100.0%					$ 53,655,809

Contracts(f)
	WRITTEN INDEX OPTIONS - (0.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.4)%
24	S&P 500 INDEX SPX US	GS	12/17/2021	$ 4,800	$ 11,520,000	$ 32,280
11	S&P 500 INDEX SPX US	GS	12/17/2021	5,000	5,500,000	4,730
28	S&P 500 INDEX SPX US	GS	01/21/2022	5,100	14,280,000	13,020
57	S&P 500 INDEX SPX US	GS	03/18/2022	5,200	29,640,000	37,335
40	S&P 500 INDEX SPX US	GS	04/14/2022	5,200	20,800,000	35,600
38	S&P 500 INDEX SPX US	GS	05/20/2022	5,300	20,140,000	33,440
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $236,354)					156,405

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $236,354)					$ 156,405

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(g)	Unrealized Appreciation
217	CBOT 10 Year US Treasury Note			09/21/2021	$ 28,752,500	$ 124,340
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.
(c)	Cash Collateral held at broker.
(d)	Subject to call options written.
(e)	All or a portion of the security is out on loan at June 30, 2021. Total loaned securities had a fair value of $11,670,272 at June 30, 2021.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.